                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                         COUPON    MATURITY       VALUE
-----------                                                                       ------   ----------   -----------
MUNICIPAL BONDS AND NOTES--110.6%
MASSACHUSETTS--73.7%
$    15,000   Belmont, MA GO(1)                                                   5.150%   01/15/2012   $    15,029
    140,000   Boston, MA Industrial Devel. Financing
              Authority (Crosstown Center Hotel)                                  6.500    09/01/2035        80,161
     25,000   Boston, MA Industrial Devel. Financing
              Authority (Springhouse)(1)                                          5.875    07/01/2018        24,376
    500,000   Lynn, MA Hsg. Authority & Neighborhood Devel.
              (Custodial Receipts)(1)                                             6.000    10/01/2030       487,220
      5,000   MA Bay Transportation Authority(1)                                  5.250    07/01/2030         5,056
  1,755,000   MA Devel. Finance Agency (Boston Architectural College)(1)          5.000    01/01/2027     1,365,478
  1,500,000   MA Devel. Finance Agency (Boston Architectural College)(1)          5.000    01/01/2037     1,056,630
     10,000   MA Devel. Finance Agency (Boston Biomedical Research)(1)            5.650    02/01/2019         9,166
    160,000   MA Devel. Finance Agency (Boston Biomedical Research)(1)            5.750    02/01/2029       139,179
  1,000,000   MA Devel. Finance Agency (Boston University)(1)                     5.600    10/01/2035     1,049,710
    150,000   MA Devel. Finance Agency (Curry College)(1)                         5.000    03/01/2035       129,590
  1,130,000   MA Devel. Finance Agency (Curry College)(1)                         5.000    03/01/2036       951,607
     10,000   MA Devel. Finance Agency (Curry College)(1)                         5.375    03/01/2019        10,031
    230,000   MA Devel. Finance Agency (Curry College)(1)                         6.000    03/01/2031       230,490
    500,000   MA Devel. Finance Agency (Dominion Energy Brayton Point)(1)         5.750    12/01/2042       531,490
    350,000   MA Devel. Finance Agency (Eastern Nazarene College)(1)              5.625    04/01/2029       279,146
     20,000   MA Devel. Finance Agency (Evergreen Center)(1)                      5.000    01/01/2024        16,639
    250,000   MA Devel. Finance Agency (Evergreen Center)(1)                      5.500    01/01/2035       204,008
     25,000   MA Devel. Finance Agency (Franklin W. Olin
              College of Engineering)(1)                                          5.250    07/01/2033        25,278
    500,000   MA Devel. Finance Agency (Groves-Lincoln
              Senior Living Facility)(1)                                          7.875    06/01/2044       494,275
  1,500,000   MA Devel. Finance Agency (Groves-Lincoln
              Senior Living Facility)(1)                                          7.500    06/01/2029     1,470,030
  2,000,000   MA Devel. Finance Agency (Linden Ponds)(1)                          5.750    11/15/2042     1,396,260
    305,000   MA Devel. Finance Agency (Loomis House/Loomis
              Communities Obligated Group)(1)                                     5.750    07/01/2023       284,388
  1,215,000   MA Devel. Finance Agency (Nichols College)(1)                       6.000    10/01/2024     1,134,859
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)                       5.500    12/01/2019       948,115
    400,000   MA Devel. Finance Agency (Orchard Cove)(1)                          5.250    10/01/2037       281,908
    320,000   MA Devel. Finance Agency (Pacific Rim Charter
              Public School)(1)                                                   5.125    06/01/2031       233,389
     55,000   MA Devel. Finance Agency (Regis College)(1)                         5.250    10/01/2018        47,764
    500,000   MA Devel. Finance Agency (Seven Hills
              Foundation & Affiliates)(1)                                         5.000    09/01/2035       442,640
     20,000   MA Devel. Finance Agency (The Wheeler School)(1)                    6.250    12/01/2019        20,204
    420,000   MA Devel. Finance Agency (VOA Ayer)(1)                              6.200    02/20/2046       435,275


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                         COUPON    MATURITY       VALUE
-----------                                                                       ------   ----------   -----------
$ 1,000,000   MA Devel. Finance Agency (VOA Concord)(1)                           5.200%   11/01/2041   $   699,220
  1,000,000   MA Devel. Finance Agency (Wheelock College)(1)                      5.250    10/01/2037       889,290
      5,000   MA Educational Financing Authority(1)                               5.850    07/01/2014         5,010
    175,000   MA Educational Financing Authority, Series A(1)                     6.000    12/01/2016       176,992
     45,000   MA Educational Financing Authority, Series A(1)                     6.050    12/01/2017        45,504
     10,000   MA Educational Financing Authority, Series C(1)                     5.200    12/01/2016        10,037
  5,650,000   MA Educational Financing Authority, Series H(2)                     6.350    01/01/2030     5,821,882
    500,000   MA H&EFA (Baystate Medical Center)(1)                               5.500    07/01/2028       526,060
     65,000   MA H&EFA (Beverly Hospital Corp.)(1)                                5.250    07/01/2023        62,478
  1,000,000   MA H&EFA (Boston Medical Center)(1)                                 5.250    07/01/2038       876,070
     80,000   MA H&EFA (Burbank Hospital)(1)                                      6.125    08/01/2013        80,086
  1,050,000   MA H&EFA (Caregroup)(1)                                             5.125    07/01/2038       961,296
    175,000   MA H&EFA (Catholic Health East)(1)                                  6.250    11/15/2032       187,677
  1,200,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.625    07/01/2020     1,174,440
    345,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.700    07/01/2015       346,849
    705,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.750    07/01/2028       661,530
    500,000   MA H&EFA (Childrens Hospital)(1)                                    5.250    12/01/2039       510,440
    140,000   MA H&EFA (East Concord Medical Foundation)(1)                       6.450    03/01/2020       137,887
     25,000   MA H&EFA (Emerson Hospital)(1)                                      5.000    08/15/2035        18,422
     25,000   MA H&EFA (Fisher College)(1)                                        5.125    04/01/2037        19,478
     60,000   MA H&EFA (Hallmark Heath System)(1)                                 5.000    07/01/2021        60,101
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)                           5.000    07/01/2028         5,001
     10,000   MA H&EFA (Healthcare System-Covenant)(1)                            6.000    07/01/2031        10,198
    240,000   MA H&EFA (Holyoke Hospital)(1)                                      6.500    07/01/2015       222,115
    150,000   MA H&EFA (Jordan Hospital)(1)                                       5.250    10/01/2023       126,750
     50,000   MA H&EFA (Jordan Hospital)(1)                                       5.375    10/01/2028        39,567
     15,000   MA H&EFA (Lasell College)(1)                                        5.400    07/01/2014        14,337
     75,000   MA H&EFA (Lowell General Hospital)(1)                               5.250    06/01/2016        75,100
     10,000   MA H&EFA (New England Health)(1)                                    5.200    08/01/2028         9,111
     80,000   MA H&EFA (New England Health)(1)                                    5.500    08/01/2014        80,798
    800,000   MA H&EFA (Nichols College)(1)                                       6.000    10/01/2017       791,632
    200,000   MA H&EFA (Nichols College)(1)                                       6.125    10/01/2029       183,394
    750,000   MA H&EFA (Partners Healthcare System)(3)                            5.000    07/01/2034       752,250
     10,000   MA H&EFA (Partners Healthcare System)(1)                            5.125    07/01/2019        10,108
    165,000   MA H&EFA (Partners Healthcare System)(1)                            5.375    07/01/2024       165,132
    580,000   MA H&EFA (Saints Memorial Medical Center)(1)                        6.000    10/01/2023       476,673
    120,000   MA H&EFA (Schepens Eye Research Institute)(1)                       6.500    07/01/2028       120,726
    300,000   MA H&EFA (Southcoast Health Obligated Group)(1)                     5.000    07/01/2039       280,299
     25,000   MA H&EFA (Springfield College)(1)                                   5.250    10/15/2033        22,934
    500,000   MA H&EFA (Suffolk University)(1)                                    6.250    07/01/2030       528,220
    860,000   MA H&EFA (Tufts Medical Center)(1)                                  5.000    05/15/2022       773,751


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                         COUPON    MATURITY       VALUE
-----------                                                                       ------   ----------   -----------
$    25,000   MA H&EFA (UMass Memorial Health Care/UMass
              Memorial Medical Center Obligated Group)(1)                         5.000%   07/01/2028   $    23,313
     15,000   MA H&EFA (Valley Regional Health System)(1)                         5.750    07/01/2018        14,743
     50,000   MA H&EFA (Valley Regional Health System)(4)                         6.375    07/01/2014        50,039
    220,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                         5.300    11/15/2028       193,030
  1,000,000   MA HEFA (Simmons College)(1)                                        8.000    10/01/2039     1,093,530
     10,000   MA HFA(1)                                                           5.200    07/01/2018        10,006
     15,000   MA HFA (Rental)(1)                                                  5.350    01/01/2014        15,140
    500,000   MA HFA (Single Family)(1)                                           5.000    12/01/2031       494,725
     20,000   MA HFA (Single Family)(1)                                           5.250    12/01/2018        20,045
    400,000   MA HFA, Series 132(1)                                               5.375    12/01/2027       408,436
  2,250,000   MA HFA, Series A(1)                                                 5.300    06/01/2049     2,167,200
     15,000   MA HFA, Series A(1)                                                 5.375    06/01/2016        15,002
      5,000   MA HFA, Series A(1)                                                 5.500    07/01/2030         4,904
     55,000   MA HFA, Series A(1)                                                 5.550    07/01/2032        55,178
  1,355,000   MA HFA, Series A(1)                                                 5.800    07/01/2030     1,355,515
     55,000   MA HFA, Series A(4)                                                 6.125    12/01/2011        55,127
    220,000   MA HFA, Series B(1)                                                 5.400    12/01/2028       210,960
    270,000   MA HFA, Series B(1)                                                 5.550    07/01/2040       257,801
    500,000   MA HFA, Series C(1)                                                 5.300    12/01/2037       484,405
    750,000   MA HFA, Series C(1)                                                 5.350    12/01/2049       752,828
    500,000   MA HFA, Series C(1)                                                 5.400    12/01/2049       495,925
     50,000   MA HFA, Series E(1)                                                 5.200    12/01/2034        49,447
    210,000   MA HFA, Series H(1)                                                 6.650    07/01/2041       211,306
     10,000   MA HFA, Series P(1)                                                 5.000    12/01/2023         9,930
     15,000   MA HFA, Series P(1)                                                 5.200    12/01/2045        13,837
     25,000   MA Industrial Finance Agency (Arbors at Taunton)(1)                 5.300    06/20/2019        25,136
    105,000   MA Industrial Finance Agency (Arbors at Taunton)(1)                 5.500    06/20/2040       104,689
     20,000   MA Industrial Finance Agency (Avon Associates)(1)                   5.375    04/01/2020        20,007
     40,000   MA Industrial Finance Agency (Berkshire
              Retirement Community)(1)                                            6.625    07/01/2016        40,043
    100,000   MA Industrial Finance Agency (Cambridge Friends School)(1)          5.800    09/01/2028        78,685
    160,000   MA Industrial Finance Agency (Chelsea Jewish Nursing Home)(1)       6.500    08/01/2037       164,955
     10,000   MA Industrial Finance Agency (Heights Crossing)(1)                  6.150    02/01/2035        10,003
    495,000   MA Industrial Finance Agency (Massachusetts
              American Water Company)(1)                                          6.900    12/01/2029       494,322
    100,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.350    12/01/2010       101,152
      5,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.450    12/01/2012         4,816
     30,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.600    12/01/2019        28,172
    860,000   MA Industrial Finance Agency (Shed)(1)                              7.250    09/01/2017       775,574


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                         COUPON    MATURITY       VALUE
-----------                                                                       ------   ----------   -----------
$   145,000   MA Industrial Finance Agency (St. John's High School)(1)            5.350%   06/01/2028   $   138,456
     20,000   MA Industrial Finance Agency (St. Marks School)(1)                  5.375    01/01/2021        20,367
     15,000   MA Municipal Wholesale Electric Company Water Supply System(1)      5.000    07/01/2010        15,231
    500,000   MA Port Authority (Bosfuel Corp.)(1)                                5.000    07/01/2038       462,875
    120,000   MA Port Authority (Delta Air Lines)                                 5.000    01/01/2021        94,285
  1,130,000   MA Port Authority (Delta Air Lines)                                 5.000    01/01/2027       771,700
     30,000   MA Port Authority (Delta Air Lines)                                 5.200    01/01/2020        24,634
     15,000   MA Port Authority (US Airways)(1)                                   5.625    09/01/2011        14,587
    500,000   MA Port Authority (US Airways)(1)                                   5.750    09/01/2016       473,920
    340,000   MA Port Authority (US Airways)(1)                                   5.875    09/01/2023       285,008
     25,000   MA Port Authority (US Airways)(1)                                   6.000    09/01/2021        21,573
  1,000,000   MA Port Authority, Series D(1)                                      5.000    07/01/2028     1,000,690
     50,000   MA Port Authority, Series E(1)                                      5.000    07/01/2028        48,188
     75,000   MA Turnpike Authority, Series A(1)                                  5.000    01/01/2027        75,005
     30,000   MA Turnpike Authority, Series A(1)                                  5.000    01/01/2039        29,683
      5,000   MA Water Pollution Abatement Trust(1)                               5.125    08/01/2010         5,020
      5,000   MA Water Pollution Abatement Trust(1)                               5.125    02/01/2031         5,099
      5,000   MA Water Pollution Abatement Trust(1)                               5.375    08/01/2027         5,053
     20,000   Wayland, MA GO(4)                                                   5.000    09/15/2011        20,073
    150,000   Worcester, MA GO(1)                                                 5.700    08/01/2013       150,321
                                                                                                        -----------
                                                                                                         45,729,930
                                                                                                        -----------
U.S. POSSESSIONS--36.9%
    400,000   Guam GO(1)                                                          6.750    11/15/2029       411,564
    600,000   Guam GO(1)                                                          7.000    11/15/2039       617,586
    250,000   Guam Government Waterworks Authority & Wastewater System(1)         5.875    07/01/2035       232,423
  1,000,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)(1)                                        5.625    06/01/2047       843,640
  1,000,000   Guam Tobacco Settlement Economic Devel. &
              Commerce Authority (TASC)                                           7.324(5) 06/01/2057        14,180
  3,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                           6.000    07/01/2044     3,555,825
    800,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.375    05/15/2033       767,592
    220,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.500    05/15/2039       188,760
    250,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.625    05/15/2043       217,275
 56,555,000   Puerto Rico Children's Trust Fund (TASC)                            6.549(5) 05/15/2050     2,056,340
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                            7.625(5) 05/15/2057       615,805
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                            8.101(5) 05/15/2055       222,960
    260,000   Puerto Rico Commonwealth GO(1)                                      5.375    07/01/2033       246,238
    500,000   Puerto Rico Commonwealth GO(1)                                      6.500    07/01/2037       520,845
    530,000   Puerto Rico IMEPCF (American Airlines)                              6.450    12/01/2025       400,744
    500,000   Puerto Rico Infrastructure(1)                                       5.000    07/01/2046       425,005
    140,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        5.600    10/01/2014       142,059
    705,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.250    10/01/2024       678,661
  1,770,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500    10/01/2037     1,615,939


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

 PRINCIPAL
   AMOUNT                                                                         COUPON    MATURITY       VALUE
-----------                                                                       ------   ----------   -----------
$    75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500%   07/01/2026   $    72,323
  2,310,000   Puerto Rico Port Authority (American Airlines), Series A            6.250    06/01/2026     1,700,876
    105,000   Puerto Rico Port Authority (American Airlines), Series A            6.300    06/01/2023        80,195
    915,000   Puerto Rico Public Buildings Authority(1)                           6.750    07/01/2036       995,227
    500,000   Puerto Rico Public Buildings Authority(1)                           7.000    07/01/2025       534,270
    500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  5.750    08/01/2037       518,615
  2,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  6.500    08/01/2044     2,158,140
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  0.000(6) 08/01/2032       763,020
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  5.750    08/01/2057       528,645
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  6.000    08/01/2042     1,039,070
    215,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 6.125    07/01/2022       216,527
     30,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                   5.000    05/15/2021        29,013
    500,000   V.I. Water & Power Authority, Series A(1)                           5.000    07/01/2031       463,945
                                                                                                        -----------
                                                                                                         22,873,307
                                                                                                        -----------
TOTAL INVESTMENTS, AT VALUE (COST $74,200,983)-110.6%                                                    68,603,237
LIABILITIES IN EXCESS OF OTHER ASSETS-(10.6)                                                             (6,585,470)
                                                                                                        -----------
NET ASSETS-100.0%                                                                                       $62,017,767
                                                                                                        ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See accompanying Notes.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $125,239, which represents 0.20% of the Fund's net assets. See accompanying Notes.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

                                                LEVEL 2--         LEVEL 3--
                               LEVEL 1--          OTHER          SIGNIFICANT
                              UNADJUSTED       SIGNIFICANT      UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                            -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Massachusetts                 $--           $45,729,930           $--       $45,729,930
   U.S. Possessions               --            22,873,307            --        22,873,307
                                 ---           -----------           ---       -----------
Total Assets                     $--           $68,603,237           $--       $68,603,237
                                 ---           -----------           ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities        $741,638

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its


             7 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $4,390,000 as of December 31, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2009, municipal bond holdings with a value of $5,821,882 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $4,390,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                 COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                           RATE (2)     DATE        VALUE
----------   ------------------------------------------   --------   --------   ----------
$1,310,000   MA Educational Financing Authority ROLs(3)    22.690%    1/1/30    $1,431,882

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $4,390,000.


             8 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $74,220,510
                                 ===========
Gross unrealized appreciation    $ 1,466,843
Gross unrealized depreciation     (7,084,116)
                                 -----------
Net unrealized depreciation      $(5,617,273)
                                 ===========


             9 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts
Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010